Share Capital - Schedule of Share Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share based compensation	$ 1,661	$ 2,251	$ 3,867
Research and Development Expenses [Member]
Share based compensation	834	1,236	2,255
Administrative and General Expenses [Member]
Share based compensation	827	1,015	1,541
Marketing Expenses [Member]
Share based compensation			$ 71